Detail of Certain Balance Sheet Accounts - Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Other long-term liabilities
Pension and postretirement medical plan liabilities		$ 2,712	$ 3,281
Other		3,878	3,162
Other long-term liabilities	$ 6,452	$ 6,590	$ 6,443